Distribution Received and Dividend Paid (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended				2 Months Ended	9 Months Ended	0 Months Ended				9 Months Ended		12 Months Ended					0 Months Ended
	Aug. 28, 2014	May 30, 2014	Mar. 03, 2014	Feb. 11, 2014	Sep. 30, 2013	Sep. 30, 2014	Aug. 14, 2014 Cheniere Energy Partners, LP [Member]	May 15, 2014 Cheniere Energy Partners, LP [Member]	Feb. 14, 2014 Cheniere Energy Partners, LP [Member]	Jan. 22, 2014 Cheniere Energy Partners, LP [Member]	Sep. 30, 2014 Cheniere Energy Partners, LP [Member]	Sep. 30, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]	Dec. 31, 2012 Cheniere Energy Partners, LP [Member]		Dec. 31, 2011 Cheniere Energy Partners, LP [Member]		Nov. 14, 2014 Cheniere Energy Partners, LP [Member] Subsequent Event [Member]	Oct. 24, 2014 Cheniere Energy Partners, LP [Member] Subsequent Event [Member]	Feb. 14, 2014 Cheniere Energy Partners, LP [Member] Subsequent Event [Member]
Schedule of Distribution Received and Dividend Paid [Line Items]
Distribution Per Common Unit							$ 0.425	$ 0.425	$ 0.425
Distribution Made to Limited Partner, Distributions Declared, Per Unit										$ 0.425									$ 0.425
Distribution Made to Limited Partner, Cash Distributions Declared											$ 74,261	$ 74,261	$ 99,015	$ 61,501	[1]	$ 50,136	[1]	$ 5,100		$ 5,100
Dividend Per Share	$ 0.019	$ 0.019	$ 0.017	$ 0.017
Total Dividend Paid	4,402	4,402	3,939
Proceeds from Equity Method Investment, Dividends or Distributions					$ 0	$ 15,253	$ 5,084	$ 5,084	$ 5,084

[1]	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.